Note 11 - Short Term Borrowings and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Short-term Debt

As of June 30, 2016, the major components of our notes and borrowings consisted of the following:

	6/30/16	12/31/15
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$0	$92,605

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	0	75,775

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	29,460	85,245

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	8,110	35,718

Equity Line of credit agreement with a 12 month term dated May 27, 2016
May 27, 2016 with minimum draw downs of $25,000 and convertible
into company common stock.	132,005	0

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	34,659	34,000

Total Liabilities	204,234	323,343

Less current portion	132,005	49,397

Long tem debt	$72,229	$273,646

12/31/15
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$45,505

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	75,775

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.64%
interest only payable monthly and securred by the company.	46,800

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	85,245

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	35,718

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	34,000

Total Liabilities	323,043

Less current portion	49,397

Long tem debt	$273,646